Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
(17) Share-Based Compensation
All share and per share data in the discussion below for all periods presented reflect the
1-for-7
Reverse Stock Split, which became effective on February 23, 2026. See Note 22, “
Subsequent Events
” for further information.
BitAccess:
BitAccess maintained a stock option plan for its employees under the Amended and Restated Stock Option Plan, (the “BitAccess Plan”). Pursuant to BitAccess Plan agreement, awards of stock options and restricted stock units (“BitAccess RSUs”) are permitted to be made to employees and shareholders of BitAccess. As of December 31, 2025, all awards under the BitAccess Plan had been issued.
The options under the BitAccess Plan generally vest over a
two-year
period following the
one-year
anniversary of the date of grant and expire not more than 10 years from the date of grant.
Options:
A summary of the BitAccess Plan’s stock option activity and related information is as follows:

	Amount or number of Options	Weighted-average exercise price	Weighted-average remaining contractual term	Weighted-average grant-date fair value
Outstanding at January 1, 2025	6,254	$20.02	7.60	$21.63
Granted	—	$—	—	$—
Exercised	—	$—	—	$—

Outstanding at December 31, 2025	6,254	$20.02	6.60	$21.63

Vested and exercisable at December 31, 2025	4,663	$20.02	6.54	$21.35

	Amount or number of Options	Weighted-average exercise price	Weighted-average remaining contractual term	Weighted-average grant-date fair value
Outstanding at January 1, 2024	6,254	$20.02	8.60	$21.63
Granted	—	—	—	$—
Exercised	—	$—	—	$—

Outstanding at December 31, 2024	6,254	$20.02	7.60	$21.63

Vested and exercisable at December 31, 2024	3,242	$20.02	—	$21.70

2023 Omnibus Incentive Plan
Pursuant to the Incentive Plan the Board is authorized to grant awards of Class A common Stock, incentive stock options, non-statutory
stock options, RSUs and restricted stock in an aggregate amount up to 861,349 shares of Class A common stock to eligible recipients, as defined in the Incentive Plan. The Company recognized $4.9 million and $3.4 million of share-based compensation expense during the years ended December 31, 2025 and 2024, respectively. Share-based compensation expense is included within selling and administrative expenses in the Consolidated Statements of Income. As of December 31, 2025, 532,508 shares of Class A common stock remained available to be issued under the plan, respectively.

PSUs
During the year ended December 31, 2025, the Company’s Compensation Committee determined that the performance targets for the 2024 fiscal year were not met and no shares were awarded in 2025 as a result.
During the year ended December 31, 2024, the Company’s Compensation Committee determined that the performance targets under the performance-based RSUs (“PSUs”) granted in fiscal 2023 were achieved and certified the vesting of 82,874 shares under these PSU awards. For these PSUs, the Company recognized stock compensation in the Statement of Stockholders Equity as
Additional-Paid-In
Capital and Stock Compensation expense on the Consolidated Statements of Income during the years ended December 31, 2024 of $1.1 million. The Company had no unrecognized compensation expense associated with PSUs as of December 31, 2025 and 2024.
Time-based RSUs
During the year ended December 31, 2025 and 2024, the Company granted 2,448,298 and 1,267,481 time-based RSUs, respectively. These RSUs vest one-third
on the first anniversary of the grant date and in equal quarterly installments over the two years following the one year anniversary.
For these time-based RSUs, the Company recognized stock-based compensation in the Consolidated Statement of Stockholders’ Equity as Additional
Paid-In
Capital and stock-based compensation expense on the Consolidated Statements of Income during the years ended December 31, 2025 and 2024 of $2.2 million and $2.2 million, respectively. The Company had unrecognized compensation expense associated with time-based RSUs of $3.3 million and $2.4 million as of December 31, 2025 and 2024, respectively. RSU and PSU award activity for the years ended December 31, 2025 and 2024 is as follows:

	Amount of RSUs	Weighted-average grant date fair value
Outstanding at January 1, 2025	232,098	$16.80
Granted	349,757	$13.16
Vested	(124,358)	$16.94
Forfeited	(43,616)	$13.16

Outstanding at December 31, 2025	413,881	$14.07

	Amount of PSUs	PSU Weighted-average grant date fair value	Amount of RSUs	Weighted-average grant date fair value
Outstanding at January 1, 2024	—	$—	193,155	$25.13
Granted	82,874	$12.46	181,068	$13.16
Vested	(82,874)	$12.46	(111,752)	$25.20
Forfeited	—	$—	(30,373)	$16.94

Outstanding at December 31, 2024	—	$—	232,098	$16.80